Equity (Movement in AOCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 8,638,814	$ 8,582,264	$ 8,425,809
Net change in fair value of derivatives, net of tax	(14,559)	14,918	5,990
Actuarial gain on pension obligations, net of tax	(1,539)	1,125	(1,452)
Ending balance	8,880,614	8,638,814	8,582,264
Accumulated other comprehensive loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	14,274	(1,769)	(6,307)
Total other comprehensive income	(16,098)	16,043
Ending balance	(1,824)	14,274	(1,769)
Net change in fair value of derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	20,890	5,972
Net change in fair value of derivatives, net of tax	(14,559)	14,918
Ending balance	6,331	20,890	5,972
Actuarial gain (loss) on pension obligations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(6,616)	(7,741)
Actuarial gain on pension obligations, net of tax	(1,539)	1,125
Ending balance	$ (8,155)	$ (6,616)	$ (7,741)